COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum lease payments for non-cancelable operating leases
In millions of $	As of December 31, 2015

Year 2016	3.2
Year 2017	1.0
Year 2018	0.7

Total	4.9